Income Tax Expense (Schedule Of Income Before Income Taxes And Provision For Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income tax expense
Domestic	$ 230,995	$ 198,153	$ 149,640
Foreign	110,396	105,564	110,356
Income before income tax expense	341,391	303,717	259,996
Current income taxes
Federal	69,170	55,909	45,658
State	8,304	9,996	4,470
Foreign	26,300	28,530	30,810
Current income taxes	103,774	94,435	80,938
Deferred income taxes
Federal	(2,087)	1,380	1,319
State	(199)	230	62
Foreign	310	765	552
Deferred income taxes	(1,976)	2,375	1,933
Total income tax expense	$ 101,798	$ 96,810	$ 82,871